Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
Cost	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2021	26,819	69,664	9,330	9,478	115,291
Additions	487	4,764	10,019	167	15,437
Disposals	(289)	(350)	—	(15)	(654)
Effect of exchange differences in foreign currency	(1,180)	(8,930)	(1,130)	(515)	(11,755)
Transfers	4,482	6,518	(7,578)	(5,087)	(1,665)
Balance as of December 31, 2021	30,319	71,666	10,641	4,028	116,654
Additions	4,425	2,556	16,055	121	23,157
Disposals	(2,072)	(2,071)	—	(2)	(4,145)
Effect of exchange differences in foreign currency	(1,283)	(9,698)	(2,008)	(512)	(13,501)
Transfers	759	1,667	(2,872)	179	(267)
Balance as of December 31, 2022	32,148	64,120	21,816	3,814	121,898

Accumulated depreciation and impairment losses	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2021	8,071	32,624	—	4,261	44,956
Disposals	(70)	(91)	—	(16)	(177)
Depreciation expense	871	4,653	—	548	6,072
Effect of exchange differences in foreign currency	(328)	(3,743)	—	(472)	(4,543)
Transfers	(907)	(587)	—	(798)	(2,292)
Balance as of December 31, 2021	7,637	32,856	—	3,523	44,016
Disposals	—	(2,013)	—	(1)	(2,014)
Depreciation expense	775	4,662	—	219	5,656
Impairment loss	—	4,247	403	39	4,689
Effect of exchange differences in foreign currency	508	(4,648)	—	(315)	(4,455)
Transfers	—	39	—	2	41
Balance as of December 31, 2022	8,920	35,143	403	3,467	47,933

As of December 31, 2021
Net book value	22,682	38,810	10,641	505	72,638
As of December 31, 2022
Net book value	23,228	28,977	21,413	347	73,965

[1]	‘Other’ includes computer equipment and other office furniture and equipment.